PREPAYMENTS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS - THIRD PARTIES
Schedule of prepayments relating to third parties

	December 31,	December 31,
	2024	2023
Prepayments to third party medias	$1,228,357	$1,540,597
Less: Provision for doubtful accounts	(612,546)	(581,462)
	$615,811	$959,135

Schedule of movement of allowance for doubtful prepayments

	December 31,	December 31,
	2024	2023
Balance at beginning of the year	$581,462	$2,153,390
Charge to expenses	47,645	—
Reversal of expenses	—	(1,243,233)
Writing off of accounts receivable	—	(271,269)
Foreign exchange loss	(16,561)	(57,426)
Balance at end of the year	$612,546	$581,462